UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21349

Name of Fund: BlackRock Limited Duration Income Trust (BLW)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Limited Duration Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities — 5.9%
321 Henderson Receivables I LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (a)	USD	4,759	$4,771,334
ARES CLO Funds, Series 2005- 10A, Class B, 0.74%, 9/18/17 (a)(b)		1,500	1,338,120
Ballyrock CDO Ltd., Series 2006- 1A, Class B, 0.86%, 8/28/19 (a)(b)		1,500	1,177,500
CSAM Funding, Series 2A, Class B1, 7.05%, 10/15/16		750	731,250
Canaras Summit CLO Ltd., Series 2007-1A, Class B, 0.83%, 6/19/21 (a)(b)		1,735	1,376,809
Capital One Multi-Asset Execution Trust, Series 4-3C, 6.63%, 4/19/17 (b)	GBP	2,650	4,210,463
Conseco Financial Corp., Series 1995-5, Class M1, 7.65%, 9/15/26 (b)	USD	1,123	1,155,611
Countrywide Asset-Backed Certificates (b):
Series 2007-6, Class 2A1, 0.36%, 9/25/37		112	110,016
Series 2007-7, Class 2A2, 0.42%, 10/25/47		3,230	2,489,054
Series 2007-10, Class 2A1, 0.31%, 6/25/47		1,607	1,542,293
Series 2007-12, Class 2A1, 0.61%, 8/25/47		1,817	1,695,557
Gannett Peak CLO Ltd., Series 2006-1X, Class A2, 0.78%, 10/27/20 (b)		1,330	984,200
GSAA Trust, Series 2007-3, Class 1A2, 0.43%, 3/25/47 (b)		3,270	1,248,684
Portola CLO Ltd., Series 2007-1X, Class B1, 1.91%, 11/15/21 (b)		1,770	1,467,861
SLC Student Loan Trust, Series 2006-A, Class A4, 0.52%, 1/15/19 (b)		1,506	1,474,831
Santander Consumer Acquired Receivables Trust, Series 2011-S1A, Class D, 3.15%, 8/15/16 (a)		2,990	2,963,536
Santander Drive Auto Receivables Trust (a):
Series 2011-S1A, Class D, 3.10%, 5/15/17		1,611	1,604,129
Series 2011-S2A, Class B, 2.06%, 6/15/17		844	841,856

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (concluded)
Santander Drive Auto Receivables Trust(a) (concluded):
Series 2011-S2A, Class C, 2.86%, 6/15/17	USD	874	$865,570
Spirit Issuer Plc, Series A2, 2.02%, 12/28/31 (b)	GBP	1,800	2,202,736
T2 Income Fund CLO Ltd., Series 2007-1A, Class B, 1.00%, 7/15/19 (a)(b)	USD	1,515	1,353,213
			35,604,623
Interest Only Asset-Backed Securities — 0.3%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (a)		12,647	984,078
Sterling Coofs Trust, Series 1, 2.36%, 4/15/29		11,284	885,058
			1,869,136
Total Asset-Backed Securities – 6.2%			37,473,759

Common Stocks (c)	Shares
Auto Components — 1.2%
Delphi Debtor-in-Possession Holding Co. LLP, Class B Membership Interest	114,746	2,331,526
Delphi Debtor-in-Possession Holding Co. LLP, Class B Membership Interest	267,741	5,300,734
		7,632,260
Construction & Engineering — 0.0%
USI United Subcontractors	6,116	42,809
Diversified Financial Services — 0.5%
Kcad Holdings I Ltd.	254,615,286	2,874,607
Hotels, Restaurants & Leisure — 0.1%
BLB Worldwide Holdings, Inc.	51,947	305,189
Travelport Worldwide Ltd.	176,501	88,250
		393,439
Metals & Mining — 0.0%
Euramax International	234	64,268
Software — 0.1%
Bankruptcy Management Solutions, Inc.	880	4
HMH Holdings/EduMedia	238,664	357,996
		358,000
Total Common Stocks – 1.9%		11,365,383

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
USD	US Dollar

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Aerospace & Defense — 0.3%
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17	USD	1,966	$1,980,745
Airlines — 1.5%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23 (d)		898	862,080
American Airlines, Inc., 10.50%, 10/15/12 (c)(e)		2,890	2,579,325
Continental Airlines, Inc., 6.75%, 9/15/15 (a)(d)		1,350	1,312,875
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16 (d)		330	349,571
United Air Lines, Inc., 12.75%, 7/15/12 (d)		2,455	2,553,408
US Airways Pass-Through Trust, 10.88%, 10/22/14		1,625	1,592,500
			9,249,759
Auto Components — 0.4%
B-Corp Merger Sub, Inc., 8.25%, 6/01/19 (a)		240	218,400
Delphi Corp., 6.13%, 5/15/21 (a)(d)		780	785,850
Titan International, Inc., 7.88%, 10/01/17		1,330	1,381,538
			2,385,788
Beverages — 0.3%
Crown European Holdings SA:
7.13%, 8/15/18	EUR	657	882,810
7.13%, 8/15/18 (a)		716	962,089
			1,844,899
Building Products — 0.4%
Building Materials Corp. of America (a)(d):
7.00%, 2/15/20	USD	1,345	1,392,075
6.75%, 5/01/21		1,120	1,114,400
Momentive Performance Materials, Inc., 9.00%, 1/15/21		270	192,375
			2,698,850
Capital Markets — 1.0%
American Capital Ltd., 7.96%, 12/31/13 (d)(f)		1,675	1,683,040
E*Trade Financial Corp.:
12.50%, 11/30/17 (g)		2,515	2,841,950
3.82%, 8/31/19 (a)(h)(i)		249	220,988
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (a)(d)		1,264	1,291,381
			6,037,359
Chemicals — 2.1%
American Pacific Corp., 9.00%, 2/01/15		1,100	1,065,625

Corporate Bonds	Par (000)		Value
Chemicals (concluded)
Celanese US Holdings LLC, 5.88%, 6/15/21 (d)	USD	805	$819,087
Hexion US Finance Corp., 9.00%, 11/15/20		735	576,975
Kinove German Bondco GmbH, 9.63%, 6/15/18 (a)		1,000	905,000
Lyondell Chemical Co., 11.00%, 5/01/18		1,899	2,045,648
LyondellBasell Industries NV, 6.00%, 11/15/21 (a)		200	204,000
Nova Chemicals Corp., 8.38%, 11/01/16		5,500	5,940,000
Solutia, Inc., 7.88%, 3/15/20		1,155	1,230,075
			12,786,410
Commercial Banks — 1.8%
CIT Group, Inc., 5.25%, 4/01/14 (a)(d)		5,500	5,390,000
Regions Financial Corp.:
6.38%, 5/15/12 (d)		4,590	4,601,475
4.88%, 4/26/13		907	884,325
			10,875,800
Commercial Services & Supplies — 0.8%
ACCO Brands Corp., 10.63%, 3/15/15 (d)		1,425	1,578,187
ARAMARK Corp., 8.50%, 2/01/15		980	1,004,500
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (a)		163	145,070
Iron Mountain, Inc., 7.75%, 10/01/19		760	784,700
Mobile Mini, Inc., 7.88%, 12/01/20		915	915,000
West Corp., 8.63%, 10/01/18		165	164,588
			4,592,045
Communications Equipment — 0.2%
Avaya, Inc., 9.75%, 11/01/15		510	399,075
EH Holding Corp., 6.50%, 6/15/19 (a)		850	830,875
			1,229,950
Consumer Finance — 0.8%
Ford Motor Credit Co. LLC:
7.80%, 6/01/12 (d)		1,665	1,715,260
7.00%, 4/15/15		400	430,596
6.63%, 8/15/17 (d)		1,066	1,143,517
Hyundai Capital America, 3.75%, 4/06/16 (a)(d)		1,285	1,283,728
			4,573,101
Containers & Packaging — 0.9%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17	EUR	100	129,331
7.38%, 10/15/17 (a)		587	759,173
Berry Plastics Corp., 8.25%, 11/15/15 (d)	USD	1,445	1,531,700
Graphic Packaging International, Inc., 9.50%, 6/15/17		510	555,900

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Containers & Packaging (concluded)
Pregis Corp., 12.38%, 10/15/13	USD	610	$567,300
Sealed Air Corp., 8.38%, 9/15/21 (a)		295	314,913
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17	EUR	520	712,698
7.75%, 11/15/19		726	985,281
			5,556,296
Diversified Financial Services — 4.1%
Ally Financial, Inc.:
8.30%, 2/12/15 (d)	USD	2,460	2,490,750
7.50%, 9/15/20 (d)		1,630	1,574,988
8.00%, 11/01/31		2,240	2,128,000
8.00%, 11/01/31		1,100	1,013,819
Citigroup, Inc., 4.75%, 5/19/15 (d)		3,000	3,015,684
FCE Bank Plc, 4.75%, 1/19/15	EUR	816	1,052,600
JPMorgan Chase & Co., 3.40%, 6/24/15 (d)	USD	6,000	6,097,674
Reynolds Group Issuer, Inc.:
8.75%, 10/15/16 (a)(d)		2,125	2,194,063
8.75%, 10/15/16	EUR	340	447,721
7.13%, 4/15/19 (a)(d)	USD	1,990	1,945,225
7.88%, 8/15/19 (a)		865	869,325
6.88%, 2/15/21 (a)(d)		1,475	1,408,625
8.25%, 2/15/21 (a)		445	378,250
SLM Corp., Series A, 5.00%, 10/01/13		150	149,979
WMG Acquisition Corp., 9.50%, 6/15/16 (a)		280	294,000
			25,060,703
Diversified Telecommunication Services — 2.8%
ITC Deltacom, Inc., 10.50%, 4/01/16		1,350	1,392,188
Level 3 Escrow, Inc., 8.13%, 7/01/19 (a)		2,533	2,393,685
Level 3 Financing, Inc.:
4.20%, 2/15/15 (b)		1,725	1,541,719
8.75%, 2/15/17		895	890,525
Qwest Communications International, Inc. (d):
7.50%, 2/15/14		610	613,813
8.00%, 10/01/15		2,500	2,668,750
Series B, 7.50%, 2/15/14		3,470	3,491,687
Qwest Corp., 8.38%, 5/01/16 (d)		2,590	2,936,412
TW Telecom Holdings, Inc., 8.00%, 3/01/18		470	493,500
Windstream Corp., 8.13%, 8/01/13		590	623,925
			17,046,204
Electronic Equipment, Instruments & Components — 1.2%
Agilent Technologies, Inc., 4.45%, 9/14/12 (d)		7,325	7,484,267
Energy Equipment & Services — 1.1%
Compagnie Generale de Geophysique - Veritas, 7.75%, 5/15/17		330	328,350

Corporate Bonds	Par (000)		Value
Energy Equipment & Services (concluded)
Frac Tech Services LLC, 7.63%, 11/15/18 (a)(d)	USD	1,690	$1,702,675
Key Energy Services, Inc., 6.75%, 3/01/21 (d)		1,040	1,028,300
Oil States International, Inc., 6.50%, 6/01/19		465	467,325
Peabody Energy Corp., 6.25%, 11/15/21 (a)		3,080	3,103,100
SunCoke Energy, Inc., 7.63%, 8/01/19 (a)		260	254,800
			6,884,550
Gas Utilities — 0.5%
Florida Gas Transmission Co. LLC, 4.00%, 7/15/15 (a)(d)		2,000	2,109,670
Targa Resources Partners LP, 6.88%, 2/01/21 (a)(d)		690	690,000
			2,799,670
Health Care Equipment & Supplies — 1.1%
CareFusion Corp., 5.13%, 8/01/14 (d)		3,000	3,245,517
DJO Finance LLC:
10.88%, 11/15/14 (d)		2,625	2,474,062
7.75%, 4/15/18		540	433,350
Teleflex, Inc., 6.88%, 6/01/19		675	682,594
			6,835,523
Health Care Providers & Services — 2.3%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		645	609,525
HCA, Inc.:
6.50%, 2/15/20		2,845	2,830,775
7.25%, 9/15/20 (d)		1,575	1,618,313
Omnicare, Inc., 7.75%, 6/01/20		1,295	1,364,606
Tenet Healthcare Corp., 10.00%, 5/01/18 (d)		6,742	7,584,750
			14,007,969
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (a)		4,300	4,794,500
Hotels, Restaurants & Leisure — 2.9%
Enterprise Inns Plc:
6.50%, 12/06/18	GBP	2,232	2,407,478
6.88%, 2/15/21		2,070	2,110,956
MGM Resorts International:
10.38%, 5/15/14	USD	1,135	1,271,200
11.13%, 11/15/17		1,100	1,230,625
Punch Taverns Finance B, Ltd., Series A7, 4.77%, 6/30/33	GBP	1,295	1,417,364
Spirit Issuer Plc (b):
1.16%, 12/28/28		3,325	3,547,284
5.47%, 12/28/34		4,500	4,765,536
Travelport LLC, 6.37%, 12/01/16 (b)	USD	926	680,341

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (c)(e)	USD	375	$37
			17,430,821
Household Durables — 0.8%
Beazer Homes USA, Inc., 12.00%, 10/15/17		3,800	3,952,000
Berkline/Benchcraft LLC, 4.50%, 11/03/12 (c)(i)		200	—
Standard Pacific Corp., 8.38%, 1/15/21		860	793,350
			4,745,350
Independent Power Producers & Energy Traders — 2.4%
AES Corp.:
7.75%, 10/15/15		2,440	2,604,700
9.75%, 4/15/16		710	802,300
7.38%, 7/01/21 (a)		440	458,700
Calpine Corp. (a):
7.25%, 10/15/17		2,150	2,193,000
7.50%, 2/15/21		1,020	1,040,400
Energy Future Holdings Corp., 10.00%, 1/15/20 (d)		3,870	3,966,750
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		2,720	2,801,600
NRG Energy, Inc., 7.63%, 1/15/18		710	699,350
			14,566,800
Industrial Conglomerates — 1.6%
Sequa Corp. (a):
11.75%, 12/01/15		2,950	3,119,625
13.50%, 12/01/15		5,870	6,266,224
			9,385,849
Insurance — 1.3%
Allied World Assurance Co. Holdings, Ltd., 7.50%, 8/01/16 (d)		3,000	3,373,446
CNO Financial Group, Inc., 9.00%, 1/15/18 (a)		2,353	2,470,650
Forethought Financial Group, Inc., 8.63%, 4/15/21 (a)(d)		750	749,022
Genworth Financial, Inc., 7.63%, 9/24/21 (d)		990	898,021
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		595	523,600
			8,014,739
IT Services — 0.5%
Eagle Parent Canada, Inc., 8.63%, 5/01/19 (a)		1,260	1,168,650
First Data Corp. (a):
7.38%, 6/15/19		1,405	1,320,700
8.25%, 1/15/21		95	82,175
12.63%, 1/15/21		793	654,225
			3,225,750

Corporate Bonds	Par (000)		Value
Machinery — 0.2%
AGY Holding Corp., 11.00%, 11/15/14	USD	1,500	$945,000
Navistar International Corp., 8.25%, 11/01/21		400	417,000
			1,362,000
Media — 5.4%
AMC Networks, Inc., 7.75%, 7/15/21 (a)		525	555,188
CCH II LLC, 13.50%, 11/30/16 (d)		4,106	4,732,209
CCO Holdings LLC (d):
7.25%, 10/30/17		720	735,300
7.88%, 4/30/18		1,525	1,580,281
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (a)		260	188,500
Checkout Holding Corp., 10.98%, 11/15/15 (a)(h)		1,570	777,150
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		933	977,318
Series B, 9.25%, 12/15/17 (d)		5,272	5,548,780
DIRECTV Holdings LLC, 3.13%, 2/15/16 (d)		3,000	3,043,728
DISH DBS Corp.:
7.00%, 10/01/13 (d)		1,450	1,518,875
7.13%, 2/01/16		200	205,500
6.75%, 6/01/21		660	643,500
Intelsat Luxemburg SA, 11.50%, 2/04/17 (g)		280	256,900
Interactive Data Corp., 10.25%, 8/01/18		2,210	2,364,700
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (a)		1,440	1,440,000
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (a)(d)		1,445	1,506,412
Nielsen Finance LLC, 7.75%, 10/15/18		1,400	1,480,500
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(c)(e)(i)		3,454	1,727
Unitymedia Hessen GmbH & Co. KG, 8.13%, 12/01/17 (a)(d)		4,090	4,222,925
Virgin Media Secured Finance Plc, 6.50%, 1/15/18 (d)		1,000	1,055,000
			32,834,493
Metals & Mining — 1.8%
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/01/17 (d)		3,000	3,191,250
New World Resources NV, 7.88%, 5/01/18	EUR	995	1,230,023
Novelis, Inc., 8.75%, 12/15/20 (d)	USD	3,875	4,088,125
Xstrata Canada Financial Corp., 2.85%, 11/10/14 (a)(d)		2,450	2,471,430
			10,980,828
Multiline Retail — 0.4%
Dollar General Corp., 11.88%, 7/15/17 (d)(g)		2,458	2,716,090

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2011	4

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels — 5.6%
Alpha Natural Resources, Inc.:
6.00%, 6/01/19	USD	300	$286,500
6.25%, 6/01/21		200	191,000
Anadarko Petroleum Corp., 5.95%, 9/15/16		719	804,092
Arch Coal, Inc. (a):
7.00%, 6/15/19		305	297,375
7.25%, 6/15/21		990	960,300
BP Capital Markets Plc, 5.25%, 11/07/13 (d)		6,000	6,441,996
Berry Petroleum Co., 8.25%, 11/01/16		550	566,500
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (a)		365	359,981
Coffeyville Resources LLC, 9.00%, 4/01/15 (a)(d)		634	675,210
Consol Energy, Inc., 8.25%, 4/01/20 (d)		2,150	2,311,250
Crosstex Energy LP, 8.88%, 2/15/18		135	143,775
Denbury Resources, Inc. (d):
8.25%, 2/15/20		971	1,054,749
6.38%, 8/15/21		810	826,200
El Paso Corp., 7.00%, 6/15/17		2,265	2,462,046
Forest Oil Corp., 8.50%, 2/15/14		255	274,125
Linn Energy LLC:
8.63%, 4/15/20		1,000	1,045,000
7.75%, 2/01/21 (a)		1,470	1,470,000
Niska Gas Storage US LLC, 8.88%, 3/15/18		660	643,500
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (a)		5,045	4,792,750
Oasis Petroleum, Inc.:
7.25%, 2/01/19 (a)		475	484,500
6.50%, 11/01/21		410	398,725
Petrohawk Energy Corp. (d):
10.50%, 8/01/14		840	935,550
7.88%, 6/01/15		1,130	1,203,450
7.25%, 8/15/18		740	828,800
Plains Exploration & Production Co.:
7.75%, 6/15/15		750	780,938
6.75%, 2/01/22		665	678,300
Range Resources Corp., 5.75%, 6/01/21 (d)		1,735	1,852,112
SandRidge Energy, Inc., 7.50%, 3/15/21		1,160	1,061,400
			33,830,124
Paper & Forest Products — 0.5%
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)		395	396,975
NewPage Corp., 11.38%, 12/31/14 (c)(d)(e)		3,445	2,402,888
			2,799,863

Corporate Bonds	Par (000)		Value
Pharmaceuticals — 0.4%
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (a)(d)	USD	2,310	$2,234,925
Real Estate Investment Trusts (REITs) — 0.5%
FelCor Lodging LP, 6.75%, 6/01/19 (a)		1,610	1,497,300
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21 (d)		1,300	1,250,020
			2,747,320
Real Estate Management & Development — 1.4%
Realogy Corp.:
11.50%, 4/15/17		265	202,063
12.00%, 4/15/17		225	168,750
7.88%, 2/15/19 (a)		3,020	2,597,200
Shea Homes LP, 8.63%, 5/15/19 (a)		1,165	1,065,975
The Unique Pub Finance Co. Plc:
Series A3, 6.54%, 3/30/21	GBP	1,700	1,840,320
Series A4, 5.66%, 6/30/27		509	487,128
Series M, 7.40%, 3/28/24		2,750	1,898,370
			8,259,806
Road & Rail — 1.4%
Asciano Finance Ltd., 3.13%, 9/23/15 (a)(d)	USD	3,400	3,307,177
Avis Budget Car Rental LLC, 8.25%, 1/15/19		205	197,313
Florida East Coast Railway Corp., 8.13%, 2/01/17 (a)		530	528,012
The Hertz Corp. (a):
7.50%, 10/15/18		635	636,587
6.75%, 4/15/19		1,030	999,100
7.38%, 1/15/21		2,585	2,559,150
			8,227,339
Semiconductors & Semiconductor Equipment — 0.5%
National Semiconductor Corp., 6.15%, 6/15/12 (d)		3,000	3,086,721
Tobacco — 0.5%
Reynolds American, Inc., 7.63%, 6/01/16 (d)		2,500	2,975,962
Transportation Infrastructure — 0.1%
Aguila 3 SA, 7.88%, 1/31/18 (a)		498	473,100
Wireless Telecommunication Services — 2.3%
Cricket Communications, Inc., 7.75%, 5/15/16 (d)		2,250	2,244,375
Crown Castle Towers LLC, 4.52%, 1/15/35 (a)(d)		3,000	3,135,186
Digicel Group Ltd. (a):
8.88%, 1/15/15		720	709,200
9.13%, 1/15/15 (g)		2,267	2,232,995
8.25%, 9/01/17		1,335	1,314,975
Sprint Capital Corp.:
8.38%, 3/15/12 (d)		925	941,187
6.88%, 11/15/28		640	446,400

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2011	5

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
Sprint Nextel Corp., 9.00%, 11/15/18 (a)	USD	2,680	$2,700,100
			13,724,418
Total Corporate Bonds – 54.9%			332,346,686

Floating Rate Loan Interests (b)
Aerospace & Defense — 0.2%
TransDigm, Inc., Term Loan (First Lien), 4.00%, 2/14/17		1,489	1,473,327
Airlines — 0.2%
Delta Air Lines, Inc., Credit New Term Loan B, 5.50%, 4/20/17		1,397	1,328,770
Auto Components — 1.1%
Allison Transmission, Inc., Term Loan, 2.75%, 8/07/14		4,693	4,521,743
Autoparts Holdings, Ltd.:
First Lien Term Loan, 6.50%, 7/28/17		1,000	999,070
Second Lien Term Loan, 10.50%, 1/29/18		1,500	1,440,000
			6,960,813
Beverages — 0.0%
Le-Nature’s, Inc, Tranche B Term Loan, 3/01/11 (i)		1,000	100
Building Products — 1.5%
CPG International I, Inc., Term Loan B, 6.00%, 2/18/17		993	927,987
Goodman Global, Inc.:
Initial Term Loan (First Lien), 5.75%, 10/28/16		4,421	4,406,912
Term Loan (Second Lien), 9.00%, 10/30/17		1,473	1,472,109
Momentive Performance Materials (Blitz 06-103 GmbH), Tranche B-2B Term Loan, 4.70%, 5/05/15	EUR	1,520	1,891,576
United Subcontractors, Inc., Term Loan (First Lien), 4.37%, 6/30/15	USD	145	123,157
			8,821,741
Capital Markets — 0.8%
HarbourVest Partners, Term Loan (First Lien), 6.25%, 12/16/16		2,426	2,413,830
Marsico Parent Co. LLC, Term Loan, 5.25% – 5.44%, 12/14/14		367	138,905
Nuveen Investments, Inc. (First Lien):
Extended Term Loan, 3.37%, 5/12/17		1,137	1,076,281
Extended Term Loan, 3.42%, 5/13/17		790	773,213

Floating Rate Loan Interests (b)	Par (000)		Value
Capital Markets (concluded)
Nuveen Investments, Inc. (First Lien) (concluded):
Non-Extended Term Loan, 5.87% – 6.00%, 11/13/14	USD	198	$186,472
			4,588,701
Chemicals — 1.9%
Chemtura Corp., Exit Term Loan B, 5.50%, 8/27/16		1,100	1,098,625
Gentek, Inc., Term Loan B, 5.00% – 5.75%, 10/06/15		1,074	1,059,670
MDI Holdings, LLC, Tranche C Term Loan, 3.38%, 4/11/14	EUR	460	595,206
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17	USD	1,294	1,241,760
PQ Corp., Original Term Loan (First Lien), 3.51% – 3.68%, 7/30/14		1,423	1,334,069
Styron Sarl, LLC, Term Loan B, 6.00%, 8/02/17		2,281	1,962,589
Tronox Worldwide LLC, Exit Term Loan, 7.00%, 10/15/15		2,630	2,626,022
Univar, Inc., Term Loan B, 5.00%, 6/30/17		1,724	1,661,746
			11,579,687
Commercial Services & Supplies — 1.9%
Adesa, Inc. (KAR Holdings, Inc.), Term Loan B, 5.00%, 5/19/17		1,496	1,475,382
Altegrity, Inc., Tranche D Term Loan, 7.75%, 2/20/15		3,718	3,699,429
AWAS Finance Luxembourg Sarl., Term Loan B, 5.25%, 6/10/16		1,147	1,133,796
Delos Aircraft, Inc., Term Loan B2, 7.00%, 3/17/16		1,454	1,455,300
Synagro Technologies, Inc., Term Loan B, 2.25% – 2.26%, 4/02/14		1,144	964,878
Volume Services America, Inc. (Centerplate), Term Loan B, 10.50% – 10.75%, 9/16/16		2,574	2,532,173
			11,260,958
Communications Equipment — 0.4%
Avaya, Inc., Term Loan B, 3.26%, 10/24/14		1,211	1,124,687
CommScope, Inc., Term Loan B, 5.00%, 1/14/18		1,244	1,237,531
			2,362,218
Construction & Engineering — 0.6%
Safway Services, LLC, First Out Tranche Loan, 9.00%, 12/16/17		3,750	3,750,000
Consumer Finance — 0.3%
Springleaf Financial Funding Co., Term Loan, 5.50%, 5/10/17		2,355	2,041,502

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2011	6

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Containers & Packaging — 0.1%
Sealed Air Corp., Term Loan, 4.75%, 10/03/18	USD	612	$616,970
Diversified Consumer Services — 1.8%
Coinmach Service Corp., Term Loan, 3.25 – 3.32%, 11/20/14		4,583	4,074,584
Laureate Education Inc., Extended Term Loan, 5.25%, 8/15/18		4,588	4,274,164
ServiceMaster Co.:
Closing Date Term Loan, 2.75% - 2.83%, 7/24/14		2,505	2,370,306
Delayed Draw Term Loan, 2.76%, 7/24/14		250	236,047
			10,955,101
Diversified Financial Services — 0.6%
Reynolds Group Holdings, Inc., Tranche C Term Loan, 5.25% - 6.50%, 8/09/18		3,500	3,437,000
Diversified Telecommunication Services — 1.5%
Hawaiian Telcom Communications, Inc., Term Loan, 9.00%, 11/01/15		2,167	2,178,835
Level 3 Financing, Inc.:
Incremental Tranche A Term Loan, 2.65%, 3/13/14		1,150	1,079,563
Term Loan B2, 5.75%, 9/03/18		3,000	2,902,500
Term Loan B3, 5.75%, 8/31/18		2,800	2,709,000
US Telepacific Corp., New Term Loan B, 5.75%, 2/23/17		500	472,375
			9,342,273
Electric Utilities — 0.1%
TPF Generation Holdings LLC:
Synthetic Letter of Credit Deposit (First Lien), 2.37%, 12/13/13		151	143,392
Synthetic Revolving Deposit, 2.37%, 12/15/11		47	44,951
Term Loan (First Lien), 2.37%, 12/13/13		257	244,368
			432,711
Electronic Equipment, Instruments & Components — 0.8%
CDW LLC, Non-Extended Term Loan, 3.75%, 10/10/14		3,012	2,892,376
Sensata Technologies Finance Company, LLC, Term Loan, 4.00%, 5/11/18		1,696	1,671,721
			4,564,097
Energy Equipment & Services — 1.7%
CCS Corp., Tranche B Term Loan, 3.37%, 11/14/14		1,644	1,499,180

Floating Rate Loan Interests (b)	Par (000)		Value
Energy Equipment & Services (concluded)
Dynegy Holdings, Inc.:
Coal Co. Term Loan, 9.25%, 8/04/16	USD	2,332	$2,327,826
Gas Co. Term Loan, 9.25%, 8/04/16		4,268	4,298,815
MEG Energy Corp., Tranche B Term Loan, 4.00%, 3/16/18		2,000	1,977,860
			10,103,681
Food & Staples Retailing — 0.1%
US Foodservice, Inc., Term Loan B, 2.75 – 2.76%, 7/03/14		694	630,352
Food Products — 1.4%
Advance Pierre Foods, Term Loan (Second Lien):
7.00%, 9/30/16		4,059	4,033,631
11.25%, 9/29/17		1,300	1,292,954
Del Monte Corp., Term Loan B, 4.50%, 3/08/18		1,994	1,883,858
Pinnacle Foods Finance LLC, Tranche D Term Loan, 6.00%, 4/02/14		1,198	1,198,136
Solvest, Ltd. (Dole):
Tranche B-1 Term Loan, 5.00% – 6.00%, 7/06/18		98	96,815
Tranche C-1 Term Loan, 5.00% – 6.00%, 7/06/18		181	179,798
			8,685,192
Health Care Equipment & Supplies — 0.3%
Biomet, Inc., Term Loan B, 3.26 – 3.36%, 3/25/15		369	355,506
Iasis Healthcare LLC, Term Loan, 5.00%, 5/03/18		1,087	1,044,559
Immucor, Inc., Term Loan B, 7.25%, 8/17/18		300	301,050
			1,701,115
Health Care Providers & Services — 3.2%
Ardent Health Services, Term Loan (First Lien), 6.50%, 9/15/15		1	1,282
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.51%, 7/25/14		116	111,591
Non-Extended Term Loan, 2.51% – 2.77%, 7/25/14		2,253	2,172,102
ConvaTec, Inc., Dollar Term Loan, 5.75%, 12/22/16		1,290	1,263,155
DaVita, Inc., Tranche B Term Loan, 4.50%, 10/20/16		1,985	1,975,075
Emergency Medical Services, Term Loan, 5.25% – 6.00%, 5/25/18		1,244	1,204,883
Harden Healthcare, Inc.:
Tranche A Additional Term Loan, 7.75%, 3/02/15		3,548	3,476,676
Tranche A Term Loan, 8.50%, 3/02/15		589	576,812

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2011	7

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Health Care Providers & Services (concluded)
HCA, Inc., Tranche B-1 Term Loan, 3.62%, 5/01/18	USD	340	$321,348
Health Management Associates, New Term Loan B, 3.36%, 11/16/18		1,030	1,025,282
inVentiv Health, Inc.:
Incremental Term Loan B3, 6.75%, 5/15/18		998	975,056
Term Loan B, 6.50%, 8/04/16		2,210	2,158,520
Medpace, Inc., Term Loan, 6.50% – 7.25%, 6/16/17		2,843	2,714,946
Renal Advantage Holdings, Inc., Tranche B Term Loan, 5.75%, 12/16/16		1,390	1,386,026
			19,362,754
Health Care Technology — 0.5%
IMS Health, Inc., Tranche B Dollar Term Loan, 4.50%, 8/25/17		1,835	1,829,255
Kinetic Concepts, Inc., Term Loan B, 7.00%, 5/04/18		620	622,908
MedAssets, Inc., Term Loan B, 5.25%, 11/16/16		819	809,835
			3,261,998
Hotels, Restaurants & Leisure — 2.2%
Caesars Entertainment Operating Co., Inc.:
Incremental Term Loan B4, 9.50%, 10/31/16		1,240	1,221,275
Term Loan B1, 3.42%, 1/28/15		449	382,642
Term Loan B2, 3.26% – 3.42%, 1/28/15		500	426,900
Term Loan B3, 3.32% – 3.42%, 1/28/15		6,439	5,493,103
Dunkin’ Brands, Inc., New Term Loan B, 4.00%, 11/23/17		1,634	1,607,311
OSI Restaurant Partners LLC, Pre- Funded RC Loan, 0.16% - 2.75%, 6/14/13		32	30,509
SeaWorld Parks & Entertainment, Inc., Term Loan B, 4.00%, 8/17/17		358	355,829
Six Flags Theme Parks, Inc., Tranche B Term Loan (First Lien), 5.25% – 6.00%, 6/30/16		1,958	1,947,169
Travelport LLC:
Extended Term Loan Tranche A, 6.00%, 9/28/12		419	209,071
Extended Term Loan Tranche B, 13.87%, 12/01/16		1,270	232,857

Floating Rate Loan Interests (b)	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Twin River Worldwide Holdings, Inc., Term Loan, 8.50%, 11/05/15	USD	1,310	$1,293,479
			13,200,145
Household Durables — 0.0%
Berkline/Benchcraft LLC, Term Loan, 14.00%, 11/03/13 (c)(e)		150	7,483
Independent Power Producers & Energy Traders — 0.5%
The AES Corp., US Term Loan, 4.75%, 6/01/18		1,493	1,475,709
Texas Competitive Electric Holdings Co., LLC (TXU), Extended Term Loan, 4.75%, 10/10/17		2,843	1,850,871
			3,326,580
Industrial Conglomerates — 0.3%
Sequa Corp.:
Incremental Term Loan, 7.00%, 12/03/14		340	339,150
Term Loan, 3.63% - 3.70%, 12/03/14		1,824	1,757,730
			2,096,880
Internet Software & Services — 0.1%
Web.com Group, Inc., Term Loan B, 7.00%, 10/27/17		1,000	882,500
IT Services — 2.0%
Ceridian Corp., US Term Loan, 3.26% – 3.38%, 11/10/14		1,366	1,211,428
First Data Corp.:
Extended Term Loan B, 4.26%, 3/23/18		4,689	3,914,734
Initial Tranche B-1 Term Loan, 3.01%, 9/24/14		860	761,139
Initial Tranche B-3 Term Loan, 3.01%, 9/24/14		109	96,107
infoGROUP, Inc., Term Loan, 5.75%, 5/22/18		1,061	1,015,817
NeuStar, Inc., Term Loan B, 5.00%, 11/08/18		2,055	2,053,253
TransUnion LLC, Replacement Term Loan, 4.75%, 2/12/18		3,255	3,239,119
			12,291,597
Machinery — 0.6%
Terex Corp.:
Term Loan, 6.03%, 4/28/17	EUR	310	408,216
Term Loan B, 5.50%, 4/28/17	USD	1,000	997,500
Tomkins Plc, Term Loan B, 4.25%, 9/21/16		2,163	2,145,037
			3,550,753
Media — 6.3%
Affinion Group, Inc., Tranche B Term Loan, 5.00%, 10/10/16		1,478	1,347,128

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2011	8

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Media (concluded)
AMC Networks, Inc., Term Loan B, 4.00%, 12/31/18	USD	2,195	$2,176,220
Capsugel Healthcare Ltd., Term Loan, 5.25%, 8/01/18		1,400	1,398,684
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		2,041	1,881,570
Charter Communications Operating, LLC:
Term Loan B, 7.25%, 3/06/14		64	63,479
Term Loan C, 3.62%, 9/06/16		3,051	2,993,919
Clear Channel Communications, Inc., Term Loan B, 3.91%, 1/28/16		2,385	1,774,583
Cumulus Media, Inc., Term Loan, 5.75%, 9/17/18		1,500	1,459,380
HMH Publishing Co., Ltd., Tranche A Term Loan, 6.44%, 6/12/14		3,200	2,200,204
Hubbard Broadcasting, Term Loan B (Second Lien), 5.25%, 4/28/17		898	882,039
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18		5,473	5,399,552
Interactive Data Corp., New Term Loan B, 4.50%, 2/12/18		2,388	2,340,240
Lavena Holding 4 GmbH (Prosiebensat.1 Media AG):
Facility B1, 4.20%, 3/06/15	EUR	304	312,648
Facility C1, 4.45%, 3/04/16		304	314,689
Second Lien Term Loan, 5.58%, 9/02/16		904	746,581
Mediacom Illinois, LLC, Tranche D Term Loan, 5.50%, 3/31/17	USD	980	962,850
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		4,505	4,634,519
Sunshine Acquisition Ltd., Term Facility, 5.50%, 6/01/12		1,976	1,947,991
Univision Communications, Inc., Extended First Lien Term Loan, 4.51%, 3/31/17		2,290	2,048,995
UPC Broadband Holding B.V., Term Loan U, 5.37%, 12/29/17	EUR	692	871,206
UPC Financing Partnership, New Term Loan, 4.75%, 12/29/17	USD	805	785,881
WC Luxco Sarl, Term Loan B3, 4.25%, 3/15/18		625	615,265
Weather Channel, Term Loan B, 4.25%, 2/13/17		1,118	1,112,154
			38,269,777
Metals & Mining — 0.8%
Novelis, Inc., Term Loan, 3.75%, 3/10/17		3,325	3,265,293

Floating Rate Loan Interests (b)	Par (000)		Value
Metals & Mining (concluded)
Walter Energy, Inc., Term Loan B, 4.00%, 4/02/18	USD	1,712	$1,679,111
			4,944,404
Multi-Utilities — 0.1%
FirstLight Power Resources, Inc., Term B Advance (First Lien), 2.81%, 11/01/13		375	360,362
Mach Gen, LLC, Synthetic Letter of Credit Loan (First Lien), 2.37%, 2/22/13		69	62,087
			422,449
Multiline Retail — 0.6%
Hema Holding BV:
Facility B, 3.36%, 7/06/15	EUR	338	404,443
Facility C, 4.11%, 7/05/16		338	406,716
Facility D (Second Lien), 6.36%, 1/05/17		2,600	2,853,134
			3,664,293
Oil, Gas & Consumable Fuels — 1.0%
Gibson Energy, Term Loan B, 5.75%, 6/15/18	USD	1,496	1,490,639
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		4,316	4,294,558
			5,785,197
Paper & Forest Products — 0.3%
NewPage Corp., Term Loan, 8.00%, 3/07/13		1,450	1,455,438
Verso Paper Finance Holdings LLC, Term Loan, 6.68% - 7.43%, 2/01/13 (g)		698	348,990
			1,804,428
Pharmaceuticals — 0.7%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		1,489	1,416,174
Pharmaceutical Products Development, Term Loan B, 6.25%, 11/19/18		2,465	1,217,574
Warner Chilcott Corp.:
Term Loan B-1, 4.25%, 3/15/18		910	894,931
Term Loan B-2, 4.25%, 3/15/18		455	447,466
			3,976,145
Professional Services — 0.5%
Emdeon Business Services LLC, Term Loan B, 6.75%, 11/02/18		1,000	1,002,850

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2011	9

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Professional Services (concluded)
Fifth Third Processing Solutions LLC, Term Loan B (First Lien), 4.50%, 11/03/16	USD	1,985	$1,973,452
			2,976,302
Real Estate Investment Trusts (REITs) — 0.7%
istar Financial, Inc., Term Loan (Second Lien), 5.00%, 6/28/13		4,399	4,340,030
Real Estate Management & Development — 1.3%
Pivotal Promontory LLC, Term Loan (Second Lien), 11.50%, 8/31/11 (c)(e)		750	1
Realogy Corp.:
Delayed Draw Term Loan, 3.44%, 10/10/13		3,785	3,500,519
Extended Term Loan B, 4.69%, 10/10/16		4,729	4,184,823
			7,685,343
Semiconductors & Semiconductor Equipment — 0.3%
Freescale Semiconductor, Inc., Extended Term Loan B, 4.50%, 12/01/16		1,053	993,566
NXP B.V., Incremental Term Loan, 1.00%, 12/12/17		590	566,034
			1,559,600
Software — 0.0%
Bankruptcy Management Solutions, Inc., Term Loan B, 7.50%, 8/20/14		719	158,272
Specialty Retail — 1.7%
Academy Ltd., Term Loan, 6.00%, 8/03/18		1,800	1,767,006
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25%, 2/23/17		593	575,797
General Nutrition Centers, Inc., Term Loan B, 4.25%, 3/02/18		1,875	1,831,256
Michaels Stores, Inc.:
Term Loan B-1, 2.63% - 2.69%, 10/31/13		1,870	1,816,477
Term Loan B-2, 4.88% - 4.94%, 7/31/16		1,098	1,067,688
Petco Animal Supplies, Inc., Term Loan B, 4.50%, 11/24/17		1,478	1,433,175
Toys ‘R’ Us Delaware, Inc., Initial Loan, 6.00%, 9/01/16		1,883	1,856,444
			10,347,843
Trading Companies & Distributors — 0.0%
Beacon Sales Acquisition, Inc., Term Loan B, 2.25% - 4.00%, 9/30/13		121	116,456
Wireless Telecommunication Services — 1.6%
Digicel International Finance Ltd., US Term Loan (Non-Rollover), 2.88%, 3/30/12		169	167,792

Floating Rate Loan Interests (b)	Par (000)		Value
Wireless Telecommunication Services (concluded)
MetroPCS Wireless, Inc., Term Loan B, 4.00% - 4.07%, 3/16/18	USD	1,040	$1,006,615
Vodafone Americas Finance 2, Inc., Initial Loan, 6.88%, 8/11/15		8,295	8,274,290
			9,448,697
Total Floating Rate Loan Interests – 42.6%			258,116,235

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 5.0%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21, 5.67%, 3/25/37 (b)		2,367	2,048,923
Citicorp Mortgage Securities, Inc., Series 2006-2, Class 1A7, 5.75%, 4/25/36		1,584	1,569,996
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 3A4, 5.50%, 11/25/35		7,403	5,296,228
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%, 9/25/35		2,869	2,675,779
Series 2006-17, Class A2, 6.00%, 12/25/36		5,067	4,274,510
Series 2007-16, Class A1, 6.50%, 10/25/37		2,717	2,309,694
Series 2007-HY5, Class 3A1, 5.87%, 9/25/37 (b)		3,183	2,326,462
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class AM, 5.34%, 12/15/39		1,440	1,249,799
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 2.73%, 10/25/35 (b)		2,634	1,878,232
Harborview Mortgage Loan Trust, Series 2005-8, Class 1A2A, 0.58%, 9/19/35 (b)		3,916	2,286,960
Morgan Stanley Reremic Trust, Series 2010-R4, Class 4A, 0.49%, 2/26/37 (a)(b)		2,730	2,604,647
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 2A1, 2.72%, 3/25/35 (b)		2,300	1,930,278
			30,451,508
Commercial Mortgage-Backed Securities — 10.1%
Banc of America Commercial Mortgage, Inc. (b):
Series 2007-3, Class A2, 5.62%, 6/10/49		1,964	1,982,707
Series 2007-4, Class A4, 5.72%, 2/10/51		2,150	2,294,108

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2011	10

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Centre Parcs Mortgage Finance Plc, Series 2007-1, Class A2, 3.00%, 10/10/18 (b)	GBP	1,943	$2,866,095
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B, 5.21%, 12/11/49	USD	1,334	1,347,756
Credit Suisse Mortgage Capital Certificates (b):
Series 2007-C2, Class A2, 5.45%, 1/15/49		1,792	1,792,222
Series 2007-C3, Class A2, 5.71%, 6/15/39		3,392	3,421,402
Series 2007-C4, Class A3, 5.79%, 9/15/39		2,815	2,922,567
Series 2007-C5, Class AAB, 5.62%, 9/15/40		2,085	2,197,488
Extended Stay America Trust, Series 2010-ESHA, Class C, 4.86%, 11/05/27 (a)		2,320	2,317,406
First Union Commercial Mortgage Securities, Inc., Series 1997-C2, Class G, 7.50%, 11/18/29 (b)		3,310	3,556,006
GS Mortgage Securities Corp. II, Series 2006-GG6, Class AM, 5.62%, 4/10/38 (b)		3,680	3,527,114
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class AM, 5.88%, 7/10/38 (b)		1,610	1,598,101
Series 2007-GG9, Class A4, 5.44%, 3/10/39		2,110	2,227,369
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-LN2, Class A2, 5.12%, 7/15/41		2,315	2,454,481
Series 2007-CB18, Class A4, 5.44%, 6/12/47		2,110	2,232,405
Series 2007-CB19, Class A4, 5.74%, 2/12/49 (b)		2,140	2,309,030
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.86%, 7/15/40 (b)		3,395	3,634,100
Morgan Stanley Capital I, Series 2007-IQ15, Class A2, 5.84%, 6/11/49 (b)		2,007	2,036,025
Wachovia Bank Commercial Mortgage Trust (b):
Series 2007-C33, Class A2, 5.85%, 2/15/51		13,935	14,060,028

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
Wachovia Bank Commercial Mortgage Trust (b) (concluded):
Series 2007-C33, Class A4, 5.90%, 2/15/51	USD	2,030	$2,152,943
			60,929,353
Total Non-Agency Mortgage-Backed Securities – 15.1%			91,380,861

Other Interests (j)	Beneficial Interest (000)
Auto Components — 0.0%
Lear Corp. Escrow		1,000	10,000
Diversified Financial Services — 0.2%
BLW JGW SPV, LLC (J.G. Wentworth LLC Preferred Equity Interests) (c)(k)		1	1,450,307
Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc.		8	763
Household Durables — 0.0%
Berkline Benchcraft Equity LLC		3	—
Total Other Interests – 0.2%			1,461,070

Preferred Securities

Preferred Stocks	Shares
Auto Components — 0.1%
Dana Holding Corp. (a)(c)(i)		6,000	665,250
Total Preferred Stocks – 0.1%			665,250

Trust Preferreds
Diversified Financial Services — 0.2%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40		69,470	1,319,930
Total Trust Preferreds – 0.2%			1,319,930
Total Preferred Securities – 0.3%			1,985,180

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2011	11

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)		Value
State of California, GO:
5.25%, 4/01/14	USD	1,075	$1,148,971
5.10%, 8/01/14		2,225	2,336,138
Various Purpose 3, Mandatory Put Bonds, 5.65%, 4/01/39 (b)		455	480,248
State of Illinois, GO, 3.32%, 1/01/13		5,075	5,157,621
Total Taxable Municipal Bonds – 1.5%			9,122,978

US Government Sponsored Agency Securities
Interest Only Collateralized Mortgage Obligations — 0.4%
Fannie Mae Mortgage-Backed Securities, Series 2010-126, Class UI, 5.50%, 10/25/40		13,872	2,435,090
Mortgage-Backed Securities — 11.0%
Fannie Mae Mortgage-Backed Securities (d):
3.50%, 8/01/26 - 9/01/26		27,468	28,568,229
5.00%, 7/01/20 - 8/01/23		16,155	17,442,811
Freddie Mac Mortgage-Backed Securities, 4.50%, 4/01/25 (d)		19,452	20,893,171
			66,904,211
Total US Government Sponsored Agency Securities – 11.4%			69,339,301

US Treasury Obligations
US Treasury Notes:
0.38%, 7/31/13		145	145,334
1.50%, 7/31/16 (d)		1,505	1,548,621
1.00%, 8/31/16		470	472,497
Total US Treasury Obligations – 0.4%			2,166,452

Warrants (l)	Shares
Media — 0.1%
Cumulus Media, Inc. (Expires 3/26/19)		114,267	330,004
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)		435	5

Warrants (l)	Shares		Value
Software (concluded)
HMH Holdings/EduMedia (Expires 3/09/17)		209,988	$2
			7
Total Warrants – 0.1%			330,011
Total Long-Term Investments (Cost – $844,644,234) – 134.6%			815,087,916

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.13% (m)(n)		346,143	346,143
Total Short-Term Securities (Cost – $346,143) – 0.1%			346,143

Options Purchased	Contracts
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/21/19, Broker Goldman Sachs Bank USA		46	—
Total Options Purchased (Cost – $44,978) – 0.0%		46	—
Total Investments Before Outstanding Options Written (Cost – $845,044,020*) – 134.7%			815,434,059

Options Written		Notional Amount (000)
Over-the-Counter Put Swaptions — 0.0%
Sold credit default protection on Dow Jones CDX North America Investment Grade Series 16, Strike Price USD 120.00, Expires 12/21/11, Broker Morgan Stanley Capital Services, Inc.	USD	7,700	(37,883)
Total Options Written (Premiums Received – $30,030) – 0.0%			(37,883)
Total Investments, Net of Outstanding Options Written — 134.7%			815,396,176
Liabilities in Excess of Other Assets – (34.7)%			(210,196,925)
Net Assets – 100.0%			$605,199,251

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2011	12

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$842,579,190
Gross unrealized appreciation	$15,892,933
Gross unrealized depreciation	(43,038,064)
Net unrealized depreciation	$(27,145,131)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(i)	Convertible security.

(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(k)	Wholly owned subsidiary.

(l)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(m)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at November 30, 2011	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class	5,229,778	(4,883,635)	346,143	$1,203

(n)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2011	13

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Financial futures contracts purchased as of November 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
12	90-Day Eurodollar	Chicago Mercantile Exchange	December 2011	$2,984,025	$(108)
12	90-Day Eurodollar	Chicago Mercantile Exchange	March 2012	$2,982,000	3,117
8	90-Day Eurodollar	Chicago Mercantile Exchange	June 2012	$1,987,200	6,878
8	90-Day Eurodollar	Chicago Mercantile Exchange	September 2012	$1,986,900	12,978
8	90-Day Eurodollar	Chicago Mercantile Exchange	March 2013	$1,986,400	23,678
6	90-Day Eurodollar	Chicago Mercantile Exchange	June 2013	$1,489,200	21,283
6	90-Day Eurodollar	Chicago Mercantile Exchange	September 2013	$1,488,300	24,059
6	90-Day Eurodollar	Chicago Mercantile Exchange	December 2013	$1,486,800	26,233
6	90-Day Eurodollar	Chicago Mercantile Exchange	March 2014	$1,484,850	27,584
Total					$145,702

•	Foreign currency exchange contracts as of November 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	2,735,000	USD	4,328,516	Citibank NA	1/18/12	$(39,405)
GBP	152,000	USD	241,570	Deutsche Bank AG	1/18/12	(3,199)
USD	33,056,564	GBP	21,210,500	Citibank NA	1/18/12	(206,391)
EUR	215,000	USD	292,496	Deutsche Bank AG	1/25/12	(3,460)
EUR	505,000	USD	685,731	Royal Bank of Scotland Plc	1/25/12	(6,832)
USD	16,887,750	EUR	12,282,000	Citibank NA	1/25/12	376,391
USD	79,223	EUR	57,000	Royal Bank of Scotland Plc	1/25/12	2,595
Total						$119,699

•	Credit default swaps on single-name issues - sold protection outstanding as of November 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Depreciation
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	BBB+	$4,700	$(5,528)

[1]	Using Standard and Poor’s rating.

[2]	The maximum potential amount the Trust may be required to pay should a negative credit event take place as defined under the terms of agreement.

•	Credit default swaps on traded indexes - buy protection outstanding as of November 30, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
Dow Jones CDX North America Investment Grade Index Series 16	1.00%	Morgan Stanley & Co., Inc.	6/20/16	$7,700	$120,107

•	Reverse repurchase agreements outstanding as of November 30, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Deutsche Bank NA	0.55%	7/18/11	Open	$19,859,123	$19,818,550
Deutsche Bank, NA	0.55%	8/15/11	Open	10,628,935	10,611,750
UBS Securities LLC	0.55%	10/04/11	Open	3,393,529	3,390,625
Deutsche Bank, NA	0.55%	10/05/11	Open	3,689,028	3,685,875

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2011	14

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Reverse repurchase agreements outstanding as of November 30, 2011 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Barclays Capital, Inc.	0.40%	10/06/11	Open	$2,570,320	$2,568,750
Credit Suisse Securities (USA) LLC	0.40%	10/06/11	Open	3,507,004	3,504,862
Deutsche Bank, NA	0.35%	10/06/11	Open	3,331,781	3,330,000
Deutsche Bank, NA	0.55%	10/06/11	Open	6,267,762	6,262,500
Barclays Capital, Inc.	0.40%	10/12/11	Open	2,952,857	2,951,250
BNP Paribas	0.55%	10/12/11	Open	1,311,576	1,310,615
Credit Suisse Securities (USA) LLC	0.45%	10/12/11	Open	4,282,797	4,280,175
Credit Suisse Securities (USA) LLC	0.55%	10/12/11	Open	7,637,228	7,631,515
Deutsche Bank, NA	0.55%	10/12/11	Open	3,155,172	3,152,812
Credit Suisse Securities (USA) LLC	0.55%	10/13/11	Open	2,603,712	2,601,844
UBS Securities LLC	0.35%	10/13/11	Open	2,617,121	2,615,900
Credit Suisse Securities (USA) LLC	0.55%	10/14/11	Open	313,657	313,432
Deutsche Bank, NA	0.58%	10/14/11	Open	4,534,321	4,530,890
Barclays Capital, Inc.	0.40%	10/25/11	Open	3,150,510	3,149,250
Credit Suisse Securities (USA) LLC	0.55%	10/25/11	Open	9,597,483	9,592,207
Deutsche Bank, NA	0.38%	10/25/11	Open	3,012,394	3,011,250
Barclays Capital, Inc.	0.40%	10/26/11	Open	24,508,433	24,498,906
Credit Suisse Securities (USA) LLC	0.55%	10/27/11	Open	1,002,921	1,002,400
UBS Securities LLC	0.54%	11/08/11	Open	1,846,564	1,845,983
Deutsche Bank, NA	(5.50%)	11/14/11	Open	2,233,776	2,239,250
Credit Suisse Securities (USA) LLC	0.23%	11/16/11	12/15/11	65,098,207	65,104,861
Credit Suisse Securities (USA) LLC	0.40%	11/16/11	Open	2,360,180	2,359,000
Credit Suisse Securities (USA) LLC	0.50%	11/16/11	Open	3,778,873	3,778,138
Credit Suisse Securities (USA) LLC	0.55%	11/16/11	Open	9,933,961	9,931,837
Deutsche Bank, NA	0.14%	11/23/11	Open	475,297	475,288
Deutsche Bank, NA	0.14%	11/28/11	Open	1,435,186	1,435,175
Barclays Capital, Inc.	0.40%	11/30/11	Open	2,339,750	2,339,750
UBS Securities LLC	0.40%	11/30/11	Open	2,897,750	2,897,750
Total				$216,333,396	$216,210,330

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2011	15

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of November 30, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Asset-Backed Securities	—	$26,572,850	$10,900,909	$37,473,759
Common Stocks	—	500,520	10,864,863	11,365,383
Corporate Bonds	—	332,344,922	1,764	332,346,686
Floating Rate Loan Interests	—	224,593,576	33,522,659	258,116,235
Non-Agency Mortgage- Backed Securities	—	88,776,214	2,604,647	91,380,861
Other Interests	—	—	1,461,070	1,461,070
Preferred Securities	$1,319,930	665,250	—	1,985,180
Taxable Municipal Bonds	—	9,122,978	—	9,122,978
US Government Sponsored Agency Securities	—	69,339,301	—	69,339,301
US Treasury Obligations	—	2,166,452	—	2,166,452
Warrants	—	330,004	7	330,011
Short-Term Securities	346,143	—	—	346,143
Total	$1,666,073	$754,412,067	$59,355,919	$815,434,059

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$378,986	—	$378,986
Interest rate contracts	$145,810	—	—	145,810
Credit contracts	—	120,107	—	120,107
Liabilities:
Foreign currency exchange contracts	—	(259,287)	—	(259,287)
Interest rate contracts	(108)		—	(108)
Credit contracts	—	(37,883)	$(5,528)	(43,411)
Total	$145,702	$201,923	$(5,528)	$342,097

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2011	16

Schedule of Investments (concluded)	BlackRock Limited Duration Income Trust (BLW)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non- Agency Mortgage- Backed Securities	Other Interests	Warrants	Preferred Stocks	Total
Assets:
Balance, as of August 31, 2011	$11,549,300	$3,358,522	$186,065	$38,869,232	$2,829,283	$1,441,471	$292,017	$384,565	$58,910,455
Accrued discounts/premiums	(65,812)	—	704	84,412	1,884	—	—	—	21,188
Net realized gain (loss)	30	—	66,012	28,571	16,990	—	—	452,430	564,033
Net change in unrealized appreciation/depreciation[2]	(89,224)	5,182,235	(57,017)	(851,617)	(26,579)	9,766	—	(384,565)	3,782,999
Purchases	—	2,373,031	—	990,998	—	9,833	—	—	3,373,862
Sales	(493,385)	—	(194,000)	(1,197,381)	(216,931)	—	—	(452,430)	(2,554,127)
Transfers in3	—	—	—	8,380,313	—	—	—	—	8,380,313
Transfers out[3]	—	(48,925)	—	(12,781,869)	—	—	(292,010)	—	(13,122,804)
Balance, as of November 30, 2011	$10,900,909	$10,864,863	$1,764	$33,522,659	$2,604,647	$1,461,070	$7	—	$59,355,919

[2]	The change in the unrealized appreciation/depreciation on the securities still held on November 30, 2011 was $4,224,581.

[3]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Credit Contracts
Liabilities:
Balance, as of August 31, 2011	$(3,846)
Accrued discounts/premiums	7,543
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[4]	(1,682)
Purchases	—
Issuances[5]	—
Sales	—
Settlements[6]	(7,543)
Transfers in7	—
Transfers out[7]	—
Balance, as of November 30, 2011	$(5,528)

[4]	The change in unrealized appreciation/depreciation on derivative financial instruments still held on November 30, 2011 was $(1,682).

[5]	Issuances represent upfront cash received on certain derivative financial instruments.

[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[7]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2011	17

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Limited Duration Income Trust

Date: January 23, 2012